Lines of Business	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Lines of Business
Lines of Business

Our Animal Hospital and Laboratory business segments are each considered reportable segments in accordance with the FASB's guidance related to Segment Reporting. Our Animal Hospital segment provides veterinary services for companion animals and sells related retail and pharmaceutical products. Our Laboratory segment provides diagnostic laboratory testing services for veterinarians, both associated with our animal hospitals and those independent of us. Our other operating segments included in the “All Other” category in the following tables are our Medical Technology business, which sells digital radiography and ultrasound imaging equipment, related computer hardware, software and ancillary services to the veterinary market, and our Camp Bow Wow business, which primarily franchises a premier provider of pet services including dog day care, overnight boarding, grooming and other ancillary services at specially designed pet care facilities. These operating segments do not meet the quantitative requirements for reportable segments. Our operating segments are strategic business units that have different services, products and/or functions. The segments are managed separately because each is a distinct and different business venture with unique challenges, risks and rewards. We also operate a corporate office that provides general and administrative support services for each of our segments.
The accounting policies of our segments are the same as those described in the summary of significant accounting policies included in our 2015 Annual Report on Form 10-K. We evaluate the performance of our segments based on gross profit and operating income. For purposes of reviewing the operating performance of our segments, all intercompany sales and purchases are generally accounted for as if they were transactions with independent third parties at current market prices.

10.	Lines of Business, continued

The following is a summary of certain financial data for each of our segments (in thousands):

	Animal Hospital	Laboratory	All Other	Corporate	Eliminations	Total
Three Months Ended September 30, 2016
External revenue	$553,378	$84,970	$17,450	$—	$1,056	$656,854
Intercompany revenue	—	20,170	5,537	—	(25,707)	—
Total revenue	553,378	105,140	22,987	—	(24,651)	656,854
Direct costs	459,242	50,934	14,066	—	(23,965)	500,277
Gross profit	94,136	54,206	8,921	—	(686)	156,577
Selling, general and administrative expense	15,541	9,728	6,064	18,010	—	49,343
Operating income (loss) before sale or disposal of assets	78,595	44,478	2,857	(18,010)	(686)	107,234
Net loss (gain) on sale or disposal of assets	304	1	1	(70)	—	236
Operating income (loss)	$78,291	$44,477	$2,856	$(17,940)	$(686)	$106,998
Depreciation and amortization	$23,363	$2,826	$848	$679	$(622)	$27,094
Property and equipment additions	$24,917	$4,953	$383	$2,794	$(1,315)	$31,732
Three Months Ended September 30, 2015
External revenue	$441,924	$84,129	$24,544	$—	$1,120	$551,717
Intercompany revenue	—	16,180	6,294	—	(22,474)	—
Total revenue	441,924	100,309	30,838	—	(21,354)	551,717
Direct costs	366,983	48,901	19,077	—	(20,910)	414,051
Gross profit	74,941	51,408	11,761	—	(444)	137,666
Selling, general and administrative expense	10,677	9,542	7,660	16,981	—	44,860
Operating income (loss) before charges	64,264	41,866	4,101	(16,981)	(444)	92,806
Business interruption insurance gain	—	—	(4,523)	—	—	(4,523)
Net loss on sale or disposal of assets	175	—	72	3	—	250
Operating income (loss)	$64,089	$41,866	$8,552	$(16,984)	$(444)	$97,079
Depreciation and amortization	$16,520	$2,731	$1,181	$588	$(549)	$20,471
Property and equipment additions	$19,429	$5,735	$127	$2,773	$(1,115)	$26,949

10.	Lines of Business, continued

	Animal Hospital	Laboratory	All Other	Corporate	Eliminations	Total
Nine Months Ended September 30, 2016
External revenue	$1,552,377	$267,475	$50,560	$—	$3,370	$1,873,782
Intercompany revenue	—	56,452	15,237	—	(71,689)	—
Total revenue	1,552,377	323,927	65,797	—	(68,319)	1,873,782
Direct costs	1,290,145	152,458	41,049	—	(67,175)	1,416,477
Gross profit	262,232	171,469	24,748	—	(1,144)	457,305
Selling, general and administrative expense	41,903	29,726	17,385	58,647	—	147,661
Operating income (loss) before sale or disposal of assets	220,329	141,743	7,363	(58,647)	(1,144)	309,644
Net loss (gain) on sale or disposal of assets	747	(34)	4	(189)	—	528
Operating income (loss)	$219,582	$141,777	$7,359	$(58,458)	$(1,144)	$309,116
Depreciation and amortization	$62,811	$8,446	$2,635	$1,985	$(1,805)	$74,072
Property and equipment additions	$68,947	$14,355	$2,475	$7,981	$(3,212)	$90,546
Nine Months Ended September 30, 2015
External revenue	$1,270,326	$252,645	$73,895	$—	$3,089	$1,599,955
Intercompany revenue	—	47,858	19,839	—	(67,697)	—
Total revenue	1,270,326	300,503	93,734	—	(64,608)	1,599,955
Direct costs	1,066,516	144,410	59,160	—	(62,506)	1,207,580
Gross profit	203,810	156,093	34,574	—	(2,102)	392,375
Selling, general and administrative expense	32,351	27,894	24,088	49,410	—	133,743
Operating income (loss) before charges	171,459	128,199	10,486	(49,410)	(2,102)	258,632
Business interruption insurance gain	—	—	(4,523)	—	—	(4,523)
Net (gain) loss on sale or disposal of assets	(445)	41	92	78	—	(234)
Operating income (loss)	$171,904	$128,158	$14,917	$(49,488)	$(2,102)	$263,389
Depreciation and amortization	$49,032	$7,940	$3,509	$1,755	$(1,602)	$60,634
Property and equipment additions	$45,506	$11,813	$1,427	$5,349	$(2,625)	$61,470

At September 30, 2016
Total assets	$2,961,074	$329,694	$70,923	$1,349,186	$(1,501,815)	$3,209,062
At December 31, 2015
Total assets	$2,186,959	$306,296	$73,491	$471,112	$(536,726)	$2,501,132